Related Party Transactions and Balances (Tables)	12 Months Ended
Sep. 30, 2023
Related Party Transactions and Balances [Abstract]
Schedule of Related Parties which the Company has Transactions	The following is a list of related parties which the Company has transactions with during the years ended September 30, 2021, 2022 and 2023:
Name		Relationship
(a)	Henglong Chen	A significant shareholder of the Company
(b)	Huiyan Xie	General manager and non-controlling shareholder of Tianjin Dilang, who was no longer a related party as Tianjin Dilang was disposed in April, 2023.
(c)	Shuang Wu	Chief Operating Officer and a significant shareholder of the Company
(d)	Yan Fang	Non-controlling shareholder of Cenbird E-Motorcycle
(e)	Jianhui Ye	Chief Executive Officer and a significant shareholder of the Company
(f)	Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd.	Yan Fang, a non-controlling shareholder of Cenbird E-motorcycle, whose family member serves as director of Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd.
(g)	Jiangsu Xinzhongtian Suye Co., Ltd.	Yuxing Liu, the spouse of Yan Fang, serves as the executive of Jiangsu Xinzhongtian Suye Co., Ltd.
(h)	Shenzhen Star Asset Management Co., Ltd.	General Partner of Xinyu Star Assets Management No.1 Investing Partnership and Xinyu Star Assets Management No.2 Investing Partnership, which are two significant shareholders of the Company
(i)	Beijing Weiqi Technology Co., Ltd.	Wholly-owned by Huiyan Xie, the general manager and non-controlling shareholder of Dilang
(j)	Shenzhen Star Cycling Network Technology Co., Ltd.	Equity investments with 42% share holding
(k)	Nanjing Mingfeng Technology Co., Ltd.	Equity investments with 30% share holding
(l)	Shandong Xingneng’an New Energy Technology Co., Ltd.	Equity investments with 25% share holding
(m)	Jiangsu Youdi Technology Co., Ltd.	Equity investments with 29% share holding

Schedule of Amount Due from and Due to Related Parties	As of September 30, 2022 and 2023, amount due from related parties consisted of the following:
	As of September 30,
	2022	2023
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd. (f)(1)	$3,445,715	$3,901,645
Shandong Xingneng’an New Energy Technology Co., Ltd. (l)(1)&(2)	3,829,335	3,459,129
Shenzhen Star Cycling Network Technology Co., Ltd. (j) (1)&(2)	1,072,945	642,804
Jiangsu Youdi Technology Co., Ltd. (m)(1)&(2)	372,733	253,478
Jianhui Ye (e)(3)	4,742	155
Shuang Wu (c)(3)	214,441	-
Jiangsu Xinzhongtian Suye Co., Ltd. (g)(1)	452,048	-
Beijing Weiqi Technology Co., Ltd. (i)(4)	26,715	-
Amount due from related parties	$9,418,674	$8,257,211
(1)	The balance mainly is prepayments for purchasing e-bicycle gears and e-bicycles.
(2)	The balance mainly is loans with annual interest as stated in contracts to associates.
(3)	The balance mainly is advances made to the management for the Company’s daily operational purposes.
(4)	The balance is the receivable generated from the sales of e-bicycles.

	As of September 30,
	2022	2023
Shuang Wu (c)(1)&(2)	$-	$474,650
Jiangsu Xinzhongtian Suye Co., Ltd. (g)(4)	-	215,410
Nanjing Mingfeng Technology Co., Ltd. (k)(2)&(3)	82,717	71,811
Yan Fang (d)(1)	30,672	68,451
Shenzhen Star Asset Management Co., Ltd. (h)(2)	914	19,891
Huiyan Xie (b)(1)	477,335	-
Amount due to related parties	$591,638	$850,213
(1)	The balance mainly was the expenses paid by related parties on behalf of the Company for daily operation.
(2)	The balance mainly was loan from related parties.
(3)	The balance mainly was payable for payment received on behalf of a related party.
(4)	The balance mainly was the payable for purchasing e-bicycles.

Schedule of Material Related Party Transactions	For the years ended September 30, 2021, 2022 and 2023, the Company had the following material related party transactions:
		Years Ended September 30,
Related Parties	Nature	2021	2022	2023
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd. (g)	Purchase of e-bicycles	$(6,048,053)	$(4,029,157)	$(2,179,826)
Shandong Xingneng’an New Energy Technology Co., Ltd. (m)	Purchase of battery packs	-	(1,498,964)	-
Shandong Xingneng’an New Energy Technology Co., Ltd. (m)	Loan to a related party	-	3,051,944	5,134,618
Shandong Xingneng’an New Energy Technology Co., Ltd. (m)	Collection of loan to a related party	-	-	(6,007,720)
Shandong Xingneng’an New Energy Technology Co., Ltd. (m)	Long-term investment in a related party	-	(1,525,972)	-
Jiangsu Xinzhongtian Suye Co., Ltd. (h)	Purchase of e-bicycles, gears and parts	(915,213)	(1,188,752)	(1,158,391)
Jiangsu Xinzhongtian Suye Co., Ltd. (h)	Rental fee and utility fee	(146,607)	-	-
Shenzhen Star Cycling Network Technology Co., Ltd. (k)	Loan to a related party	310,395	915,583	4,253
Shenzhen Star Cycling Network Technology Co., Ltd. (k)	Collection of loan to a related party	-	-	(446,599)
Jiangsu Youdi Technology Co., Ltd. (n)	Interest-free loan to a related party for its daily operational purposes	-	296,200	-
Jiangsu Youdi Technology Co., Ltd. (n)	Collection of interest-free loan to a related party	-	-	(141,896)
Jiangsu Youdi Technology Co., Ltd. (n)	Loan to a related party	-	457,792	3,456
Nanjing Mingfeng Technology Co.,Ltd. (l)	Loan to a related party	228,774	-	-
Nanjing Mingfeng Technology Co.,Ltd. (l)	Interest-free loan to a related party for its daily operational purposes	-	305,194	-
Nanjing Mingfeng Technology Co.,Ltd. (l)	Repayment of interest-free loan to a related party	-	(534,090)	-
Nanjing Mingfeng Technology Co.,Ltd. (l)	Payment received on behalf of a related party	-	-	35,846
Nanjing Mingfeng Technology Co.,Ltd. (l)	Transfer of payment received on behalf of a related party	-	-	(26,705)
Beijing Weiqi Technology Co., Ltd. (j)	Sales of e-bicycles to a related party	12,341	-	-
Henglong Chen (a)	Collection of loan from a shareholder*	(1,821,847)	(2,992,126)	(99,634)
Huiyan Xie (b)	Loan from a related party	-	504,334	830,108
Huiyan Xie (b)	Repayment of interest-free loan from a related party	-	(70,198)	(75,653)
Shuang Wu (c)	Loan from a related party	-	-	675,067
Shuang Wu (c)	Expenses paid for daily operation on behalf of the Company	-	-	142,394
Shuang Wu (c)	Reimbursement for expenses paid for daily operation on behalf of the Company	-	-	(99,693)
Fang Yan (d)	Loan from a related party	-	-	69,726
Fang Yan (d)	Repayment of interest-free loan from a related party	-	(45,427)	(14,266)
Jianhui Ye (e)	Loan from a related party	-	127,720	-
Jianhui Ye (e)	Repayment of interest-free loan from a related party	-	(132,115)	-
*	The interest-free loan made to Henglong Chen, a significant shareholder and former Chairman of the Board of the Company, net of repayment was recognized as a deduction to the Company’s equity. The loans made to Henglong Chen were for his personal purposes violated Sarbanes-Oxley Act section 402 due to the lack of internal control in related party borrowings. All of the loans of $4,737,521 were collected before September 30, 2023.